TERM DEPOSIT (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Deposits	¥ 140,263
Accrues interest rate		0.125%
Borrowings, maturity	maturity dates ranging from February 5, 2027 to February 20, 2028	matures on January 21, 2026
February 5, 2027 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accrues interest rate	0.325%
February 5, 2027 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Accrues interest rate	1.00%
January 21, 2026 [member]
IfrsStatementLineItems [Line Items]
Deposits		¥ 1,800